Employee Benefit Plans - Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Options outstanding beginning of period, Shares	106,656	178,656
Options granted, Shares
Options forfeited, Shares		(24,000)
Options expired, Shares	(106,656)	(37,361)
Options exercised, Shares		(10,639)
Options outstanding end of period, Shares		106,656
Option vested end of period, Shares		106,656
Options outstanding beginning of period, Weighted Average Exercise Price	$ 0.94	$ 0.94
Options granted, Weighted Average Exercise Price
Options forfeited, Weighted Average Exercise Price		$ 0.94
Options expired, Weighted Average Exercise Price	$ 0.94	$ 0.94
Options exercised, Weighted Average Exercise Price		$ 0.94
Options outstanding end of period, Weighted Average Exercise Price		$ 0.94
Option vested end of period, Weighted Average Exercise Price		$ 0.94
Options outstanding end of period, Weighted Average Remaining Contractual Term (Years)	0 years	3 months
Option vested end of period, Weighted Average Remaining Contractual Term (Years)	0 years	3 months